Joint arrangements and associates	12 Months Ended
Dec. 31, 2023
Joint arrangements and associates [Abstract]
Joint arrangements and associates
15 Joint arrangements and associates
Accounting policies
Joint operations and similar arrangements, joint ventures and associates
A joint arrangement is a contractual arrangement whereby Equinor and other parties undertake an activity subject to joint control, i.e.
when decisions about the relevant activities require the unanimous consent of the parties sharing control. Such joint arrangements are
classified as either joint operations or joint ventures. In determining the appropriate classification, Equinor considers the nature of
products and markets of the arrangements and whether the substance of the agreements is that the parties involved have rights to
substantially all the arrangement's assets and obligations for the liabilities, or whether the parties involved have rights to the net
assets of the arrangement. Equinor accounts for its share of assets, liabilities, revenues and expenses in joint operations in
accordance with the principles applicable to those particular assets, liabilities, revenues and expenses.
Those of Equinor's exploration and production licence activities that are within the scope of IFRS 11 Joint Arrangements have been
classified as joint operations. A considerable number of Equinor's unincorporated joint exploration and production activities are
conducted through arrangements that are not jointly controlled, either because unanimous consent is not required among all parties
involved, or no single group of parties has joint control over the activity. Licence activities where control can be achieved through agreement between more than one combination of involved parties are considered to be outside the scope of IFRS 11, and these
activities are accounted for on a pro-rata basis using Equinor's ownership share. Currently, Equinor uses IFRS 11 by analogy for all such unincorporated licence arrangements whether these are in scope of IFRS 11 or not. Reference is made to note 5 Segments for financial information related to Equinor’s participation in joint operations within upstream activities.
Joint ventures, in which Equinor has rights to the net assets currently include the majority of

Equinor’s investments in the Renewables
(REN) operating and reporting segment. Equinor’s participation in joint arrangements that are joint ventures and investments in
companies in which Equinor has neither control nor joint control but has the ability to exercise significant influence over operating and
financial policies, are classified and accounted for as equity accounted investments.
Under the equity method, the investment is carried on the Consolidated balance sheet at cost plus post-acquisition changes in
Equinor’s share of net assets of the entity, less distributions received and less any impairment in value of the investment. Equinor also reflects its share of the investment’s other comprehensive income (OCI) arisen after the acquisition. The part of an equity accounted
investment’s dividend distribution exceeding the entity’s carrying amount in the Consolidated balance sheet is reflected as income from equity accounted investments in the Consolidated statement of income. Equinor will subsequently only reflect the share of net
profit in the investment that exceeds the dividend already reflected as income.
The Consolidated statement of income reflects Equinor’s share of the results after tax of an equity accounted entity, adjusted to
account for depreciation, amortisation and any impairment of the equity accounted entity’s assets based on their fair values at the
date of acquisition. In case of material differences in accounting policies, adjustments are made in order to bring the accounts of the
equity accounted investment in line with Equinor’s accounting policies. Net income/loss from equity accounted investments is
presented on a separate line as part of Total revenues and other income, as investments in and participation with significant influence in other companies engaged in energy-related business activities is considered to be part of Equinor’s main operating activities.
Acquisition of ownership shares in joint ventures and other equity accounted investments in which the activity constitutes a business,
are accounted for in accordance with the requirements applicable to business combinations. Please refer to note 6 Acquisitions and
disposals for more details on acquisitions.
Equinor as operator of joint operations and similar arrangements
Indirect operating expenses such as personnel expenses are accumulated in cost pools. These costs are allocated on an hours’
incurred basis to business areas and Equinor-operated joint operations under IFRS 11 and to similar arrangements (licences) outside the scope of IFRS 11. Costs allocated to the other partners' share of operated joint operations and similar arrangements are reimbursed and only Equinor's share of the statement of income and balance sheet items related to Equinor-operated joint operations
and similar arrangements are reflected in the Consolidated statement of income and the Consolidated balance sheet.
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Joint ventures and other equity accounted investments
(in USD million) 2023 2022
Net investments at 1 January 2,758 2,686
Net income/(loss) from equity accounted investments (1) 620
Impairment 1) (363) (832)
Acquisitions and increase in capital 926 337
Dividend and other distributions (286) (210)
Other comprehensive income/(loss) (10) 384
Divestments, derecognition and decrease in paid in

capital
2) (517) (22)
Other 0 (205)
Net investments at 31 December 2,507 2,758
Mainly related to Renewable offshore wind industry in US, see also note 14 Impairments.
2)

Mainly related to change in accounting treatment for Bandurria Sur (accounted for by proportionally consolidation from 1
st

of April
2023).
Equity accounted investments consist of several investments, none above USD 0.5 billion. None of the investments are significant on
an individual basis. Voting rights correspond to ownership share.